Post-Employment and Other Non-current Employee Benefits - Summary of Employee Benefits Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefits expense [line items]
Total employee benefits expense	$ 46,010	$ 38,403	$ 35,807
Cost of Goods Sold
Employee benefits expense [line items]
Wages and salaries	6,100	5,204	4,956
Social security costs	1,989	1,628	1,522
Employee profit sharing	242	139	145
Pension and seniority premium costs	22	24	2
Share-based payment expense	1	8	6
Selling and Distribution Expenses
Employee benefits expense [line items]
Wages and salaries	23,389	20,090	18,403
Social security costs	7,079	5,912	5,272
Employee profit sharing	1,315	756	862
Pension and seniority premium costs	223	232	250
Share-based payment expense	65		0
Administrative Expenses
Employee benefits expense [line items]
Wages and salaries	4,213	3,090	3,250
Social security costs	913	750	710
Employee profit sharing	92	164	62
Pension and seniority premium costs	65	95	47
Share-based payment expense	$ 302	$ 311	$ 320